Income taxes (Disclosure of reconciliation of the (provision) recovery for income taxes) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (9,325,226)	$ (3,145,139)
Statutory tax rate	27.00%	27.00%
Recovery of income tax taxes based on combined federal and provincial statutory rates	$ (2,518,000)	$ (849,000)
Change in statutory, foreign tax, foreign exchange rates and other	20,000	3,000
Permanent differences	620,000	438,000
Share issue cost	(8,000)	(13,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	31,000	(308,000)
Changes in unrecognized deductible differences	1,855,000	729,000
Total income tax expense (recovery)	$ 0	$ 0